Share-based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares, Exercised	(11,673,130)
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	83,391,284	56,914,000	56,914,000
Number of Options and Shares, Granted	0	36,987,700	0
Number of Options and Shares, Exercised	(5,268,714)	(1,519,362)
Number of Options and Shares, Forfeited	(3,372,800)	(3,408,000)
Number of Options and Shares Outstanding, Ending balance	74,749,770	88,974,338	83,391,284	56,914,000
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10
Weighted average exercise price, Granted		0.10	0.10
Weighted average exercise price, Exercised	0.10	0.10
Weighted average exercise price, Forfeited	0.10	0.10
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Weighted average remaining contractual life (in years)	5 years 9 months 21 days	9 years 9 months 29 days	7 years 7 months 28 days	5 years 11 months 12 days
Aggregate intrinsic value, Outstanding	$ 852,521	$ 1,160,670	$ 1,330,091	$ 814,724
Number of Options Outstanding, Vested and expected	71,206,919	85,493,499
Weighted average exercise price, Vested and expected	$ 0.10	$ 0.10
Weighted average remaining contractual life , Vested and expected (in years)	5 years 8 months 8 days	9 years 8 months 12 days
Aggregate intrinsic value, Vested and expected	$ 812,115	$ 1,115,263
Number of Options Outstanding, Exercisable	46,825,570	45,896,638
Weighted average exercise price, Exercisable	$ 0.10	$ 0.10
Weighted average remaining contractual life , Exercisable (in years)	4 years 4 months 2 days	7 years 6 months 14 days
Aggregate intrinsic value, Exercisable	$ 534,046	$ 598,722
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	108,557,400	0	0
Number of Options and Shares, Granted	0	108,557,400
Number of Options and Shares Outstanding, Ending balance	108,557,400	108,557,400	108,557,400	0
Weighted average exercise price, Outstanding	$ 14.63	$ 0	$ 0
Weighted average exercise price, Granted	0	14.63
Weighted average exercise price, Outstanding	$ 14.63	$ 14.63	$ 14.63	$ 0
Weighted average remaining contractual life (in years)	8 years 5 months 8 days	9 years 5 months 8 days	9 years 2 months 8 days	0 years
Aggregate intrinsic value, Outstanding	$ 0	$ 0	$ 0	$ 0